Business Combinations - Pro Forma Results (Details) - USD ($)		3 Months Ended		6 Months Ended
	Nov. 20, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 30,742,853	$ 39,171,000	$ 28,293,000	$ 69,778,000	$ 59,468,000
Net (loss) income	$ (749,823)	$ (37,052,000)	$ (2,549,000)	$ (43,627,000)	$ (2,008,000)
Basic earnings per share (in dollars per share)	$ (0.15)	$ (0.39)	$ (0.05)	$ (0.52)	$ (0.04)
Diluted earnings per share (in dollars per share)	$ (0.15)	$ (0.39)	$ (0.05)	$ (0.52)	$ (0.04)